American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2019

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.5%
Diversified Bond Fund Investor Class	8,136,174	86,162,083
Inflation-Adjusted Bond Fund Investor Class	3,694,770	42,194,273
NT High Income Fund Investor Class	882,692	8,570,938
Short Duration Fund Investor Class	2,892,854	29,362,468
Short Duration Inflation Protection Bond Fund Investor Class	5,396,294	54,772,385
		221,062,147
Domestic Equity Funds — 25.1%
Core Equity Plus Fund Investor Class	436,225	6,456,133
Equity Growth Fund Investor Class	684,452	21,758,718
Growth Fund Investor Class	353,503	12,234,729
Heritage Fund Investor Class	256,091	5,488,031
Large Company Value Fund Investor Class	2,757,123	28,205,368
Mid Cap Value Fund Investor Class	1,163,968	18,553,651
NT Disciplined Growth Fund Investor Class	351,088	4,335,939
Real Estate Fund Investor Class	220,549	6,382,674
Small Company Fund Investor Class	159,372	2,169,053
		105,584,296
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	628,181	6,382,316
Global Bond Fund Investor Class	3,386,485	33,729,389
International Bond Fund Investor Class	2,302,081	29,167,361
		69,279,066
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	25,023,073	25,023,073
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $381,201,258)		420,948,582
OTHER ASSETS AND LIABILITIES†		(144)
TOTAL NET ASSETS — 100.0%		$420,948,438

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$90,234	$3,199	$9,236	$1,965	$86,162	8,136	$(405)	$1,527
Inflation-Adjusted Bond Fund	43,910	1,050	3,365	599	42,194	3,695	(403)	541
NT High Income Fund	8,877	365	590	(81)	8,571	883	(20)	365
Short Duration Fund	30,837	673	2,359	212	29,363	2,893	(104)	617
Short Duration Inflation Protection Bond Fund	57,056	1,630	4,215	301	54,772	5,396	(185)	900
Core Equity Plus Fund	4,415	2,810	417	(352)	6,456	436	(5)	613
Equity Growth Fund	19,694	9,491	6,296	(1,130)	21,759	684	47	2,282
Growth Fund	14,058	2,171	3,116	(878)	12,235	354	475	1,302
Heritage Fund	6,475	1,202	1,733	(456)	5,488	256	22	982
Large Company Value Fund	27,771	5,022	4,125	(462)	28,206	2,757	(1)	1,480
Mid Cap Value Fund	22,339	3,089	4,562	(2,312)	18,554	1,164	51	2,012
NT Disciplined Growth Fund	4,331	725	407	(313)	4,336	351	24	495
Real Estate Fund	8,872	580	3,122	53	6,383	221	282	375
Small Company Fund	2,172	3,014	2,655	(362)	2,169	159	(332)	445
Emerging Markets Debt Fund	6,645	212	637	162	6,382	628	(35)	195
Global Bond Fund	35,136	2,098	3,094	(411)	33,729	3,386	(74)	1,892
International Bond Fund	30,738	1,437	2,788	(220)	29,167	2,302	(245)	410
U.S. Government Money Market Fund	26,393	493	1,863	—	25,023	25,023	—	346
	$439,953	$39,261	$54,580	$(3,685)	$420,949	58,724	$(908)	$16,779

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2019

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.1%
NT Core Equity Plus Fund G Class	5,057,126	76,868,313
NT Disciplined Growth Fund G Class	4,443,259	55,140,844
NT Equity Growth Fund G Class	17,404,243	228,343,666
NT Growth Fund G Class	9,313,203	162,701,664
NT Heritage Fund G Class	5,442,016	69,168,019
NT Large Company Value Fund G Class	22,943,804	256,511,732
NT Mid Cap Value Fund G Class	11,079,580	134,838,487
NT Small Company Fund G Class	7,013,315	57,859,846
		1,041,432,571
Domestic Fixed Income Funds — 30.9%
Inflation-Adjusted Bond Fund G Class	9,805,847	112,080,831
NT Diversified Bond Fund G Class	48,875,250	518,077,655
NT High Income Fund G Class	10,577,993	102,712,307
Short Duration Inflation Protection Bond Fund G Class	10,837,949	111,088,975
		843,959,768
International Equity Funds — 12.9%
NT Emerging Markets Fund G Class	2,184,931	24,777,122
NT Global Real Estate Fund G Class	3,314,124	34,102,331
NT International Growth Fund G Class	11,995,499	127,392,204
NT International Small-Mid Cap Fund G Class	2,477,629	25,742,562
NT International Value Fund G Class	13,350,211	122,287,930
NT Non-U.S. Intrinsic Value Fund G Class	1,750,671	18,767,191
		353,069,340
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	4,466,827	45,382,959
Global Bond Fund G Class	19,905,838	199,456,493
International Bond Fund G Class	4,360,452	55,770,187
		300,609,639
Money Market Funds — 7.1%
U.S. Government Money Market Fund G Class	192,588,462	192,588,462
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,382,581,294)		2,731,659,780
OTHER ASSETS AND LIABILITIES†		482
TOTAL NET ASSETS — 100.0%		$2,731,660,262

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$88,390	$14,862	$14,509	$(11,875)	$76,868	5,057	$1,734	$11,960
NT Disciplined Growth Fund	58,066	10,829	9,153	(4,601)	55,141	4,443	805	6,808
NT Equity Growth Fund	277,885	46,703	65,403	(30,841)	228,344	17,404	6,873	30,405
NT Growth Fund	157,964	50,969	34,069	(12,162)	162,702	9,313	128	27,353
NT Heritage Fund	102,648	19,806	34,250	(19,036)	69,168	5,442	9,749	16,095
NT Large Company Value Fund	285,338	32,549	45,206	(16,169)	256,512	22,944	246	23,732
NT Mid Cap Value Fund	161,510	26,571	33,652	(19,591)	134,838	11,080	706	18,144
NT Small Company Fund	49,161	26,512	8,079	(9,734)	57,860	7,013	(785)	8,396
Inflation-Adjusted Bond Fund	138,218	3,529	31,616	1,950	112,081	9,806	(1,707)	1,777
NT Diversified Bond Fund	613,947	43,329	156,069	16,871	518,078	48,875	(7,521)	11,337
NT High Income Fund	125,062	5,586	27,252	(684)	102,712	10,578	(1,016)	5,301
Short Duration Inflation Protection Bond Fund	124,569	9,749	24,020	791	111,089	10,838	(536)	2,145
NT Emerging Markets Fund	43,400	3,920	15,336	(7,207)	24,777	2,185	3,117	2,063
NT Global Real Estate Fund	39,167	2,139	8,779	1,575	34,102	3,314	(186)	1,536
NT International Growth Fund	140,462	28,189	20,036	(21,223)	127,392	11,995	(845)	16,580
NT International Small-Mid Cap Fund	12,468	19,131	3,703	(2,153)	25,743	2,478	(217)	3,039
NT International Value Fund	89,915	49,863	11,445	(6,045)	122,288	13,350	(1,388)	4,791
NT Non-U.S. Intrinsic Value Fund	—	19,318	1,814	1,263	18,767	1,751	27	69
Emerging Markets Debt Fund	56,739	1,840	14,795	1,599	45,383	4,467	(865)	1,839
Global Bond Fund	239,369	16,229	54,151	(1,990)	199,457	19,906	(1,619)	13,005
International Bond Fund	68,066	2,135	13,383	(1,048)	55,770	4,360	(196)	1,253
U.S. Government Money Market Fund	207,872	15,988	31,272	—	192,588	192,588	—	3,310
	$3,080,216	$449,746	$657,992	$(140,310)	$2,731,660	419,187	$6,504	$210,938
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2019

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.6%
NT Core Equity Plus Fund G Class	4,895,110	74,405,666
NT Disciplined Growth Fund G Class	4,907,676	60,904,253
NT Equity Growth Fund G Class	16,730,332	219,501,951
NT Growth Fund G Class	10,220,033	178,543,978
NT Heritage Fund G Class	8,355,871	106,203,119
NT Large Company Value Fund G Class	22,093,937	247,010,213
NT Mid Cap Value Fund G Class	12,529,578	152,484,969
NT Small Company Fund G Class	7,451,936	61,478,472
		1,100,532,621
Domestic Fixed Income Funds — 23.6%
Inflation-Adjusted Bond Fund G Class	7,756,226	88,653,664
NT Diversified Bond Fund G Class	36,368,532	385,506,437
NT High Income Fund G Class	9,409,560	91,366,830
Short Duration Inflation Protection Bond Fund G Class	1,462,575	14,991,391
		580,518,322
International Equity Funds — 18.1%
NT Emerging Markets Fund G Class	7,371,695	83,595,023
NT Global Real Estate Fund G Class	4,214,173	43,363,845
NT International Growth Fund G Class	12,583,268	133,634,306
NT International Small-Mid Cap Fund G Class	4,281,524	44,485,036
NT International Value Fund G Class	9,922,367	90,888,879
NT Non-U.S. Intrinsic Value Fund G Class	4,764,452	51,074,930
		447,042,019
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,977,895	50,575,408
Global Bond Fund G Class	15,002,178	150,321,824
International Bond Fund G Class	1,253,072	16,026,790
		216,924,022
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	120,496,137	120,496,137
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,148,642,531)		2,465,513,121
OTHER ASSETS AND LIABILITIES†		570
TOTAL NET ASSETS — 100.0%		$2,465,513,691

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$87,513	$11,094	$12,908	$(11,293)	$74,406	4,895	$1,731	$11,094
NT Disciplined Growth Fund	73,054	7,521	12,446	(7,225)	60,904	4,908	2,759	7,198
NT Equity Growth Fund	245,923	34,027	36,805	(23,643)	219,502	16,730	2,957	28,152
NT Growth Fund	205,603	34,516	38,539	(23,036)	178,544	10,220	9,718	28,948
NT Heritage Fund	120,232	25,235	25,105	(14,159)	106,203	8,356	2,058	23,850
NT Large Company Value Fund	275,777	26,334	41,542	(13,559)	247,010	22,094	(866)	22,137
NT Mid Cap Value Fund	160,406	27,618	18,018	(17,521)	152,485	12,530	(1,292)	19,691
NT Small Company Fund	70,948	13,272	9,949	(12,793)	61,478	7,452	(537)	8,714
Inflation-Adjusted Bond Fund	99,314	4,630	16,562	1,272	88,654	7,756	(891)	1,350
NT Diversified Bond Fund	434,441	39,912	100,901	12,055	385,507	36,369	(4,995)	8,181
NT High Income Fund	105,523	5,407	18,914	(649)	91,367	9,410	(665)	4,554
Short Duration Inflation Protection Bond Fund	12,132	3,786	993	66	14,991	1,463	(15)	276
NT Emerging Markets Fund	74,196	25,943	11,519	(5,025)	83,595	7,372	(1,142)	6,832
NT Global Real Estate Fund	48,957	1,906	9,441	1,942	43,364	4,214	(256)	1,906
NT International Growth Fund	160,571	23,483	25,230	(25,190)	133,634	12,583	757	16,685
NT International Small-Mid Cap Fund	27,955	25,921	4,219	(5,172)	44,485	4,282	(363)	5,042
NT International Value Fund	113,810	7,814	21,960	(8,775)	90,889	9,922	(2,498)	3,442
NT Non-U.S. Intrinsic Value Fund	—	50,803	3,163	3,435	51,075	4,764	9	179
Emerging Markets Debt Fund	60,079	1,989	13,129	1,636	50,575	4,978	(772)	1,990
Global Bond Fund	172,252	14,089	34,713	(1,306)	150,322	15,002	(1,201)	9,527
International Bond Fund	13,992	3,571	1,355	(181)	16,027	1,253	(33)	339
U.S. Government Money Market Fund	134,898	8,217	22,619	—	120,496	120,496	—	2,102
	$2,697,576	$397,088	$480,030	$(149,121)	$2,465,513	327,049	$4,463	$212,189
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2019

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.2%
NT Core Equity Plus Fund G Class	3,875,532	58,908,081
NT Disciplined Growth Fund G Class	4,077,063	50,596,350
NT Equity Growth Fund G Class	13,433,142	176,242,817
NT Growth Fund G Class	8,540,044	149,194,574
NT Heritage Fund G Class	8,161,670	103,734,822
NT Large Company Value Fund G Class	18,000,873	201,249,762
NT Mid Cap Value Fund G Class	10,459,872	127,296,646
NT Small Company Fund G Class	6,221,310	51,325,811
		918,548,863
International Equity Funds — 22.7%
NT Emerging Markets Fund G Class	8,355,609	94,752,602
NT Global Real Estate Fund G Class	3,769,381	38,786,927
NT International Growth Fund G Class	10,289,110	109,270,347
NT International Small-Mid Cap Fund G Class	3,983,609	41,389,701
NT International Value Fund G Class	6,650,293	60,916,687
NT Non-U.S. Intrinsic Value Fund G Class	5,110,546	54,785,050
		399,901,314
Domestic Fixed Income Funds — 16.7%
Inflation-Adjusted Bond Fund G Class	3,489,298	39,882,679
NT Diversified Bond Fund G Class	19,207,734	203,601,985
NT High Income Fund G Class	5,176,266	50,261,541
		293,746,205
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,934,169	29,811,152
Global Bond Fund G Class	8,046,754	80,628,471
		110,439,623
Money Market Funds — 2.1%
U.S. Government Money Market Fund G Class	36,350,929	36,350,929
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,517,765,341)		1,758,986,934
OTHER ASSETS AND LIABILITIES†		1,435
TOTAL NET ASSETS — 100.0%		$1,758,988,369

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$70,410	$8,755	$10,826	$(9,431)	$58,908	3,876	$2,076	$8,756
NT Disciplined Growth Fund	60,820	6,491	10,652	(6,063)	50,596	4,077	2,512	5,905
NT Equity Growth Fund	195,046	25,969	26,448	(18,324)	176,243	13,433	2,352	22,268
NT Growth Fund	189,123	27,962	44,057	(23,834)	149,194	8,540	12,646	23,710
NT Heritage Fund	113,906	25,212	22,888	(12,495)	103,735	8,162	1,391	22,787
NT Large Company Value Fund	237,214	22,805	47,169	(11,600)	201,250	18,001	(446)	17,870
NT Mid Cap Value Fund	129,054	27,786	15,299	(14,244)	127,297	10,460	(732)	16,176
NT Small Company Fund	58,264	10,178	6,779	(10,337)	51,326	6,221	(622)	7,175
NT Emerging Markets Fund	80,781	33,068	14,014	(5,082)	94,753	8,356	(1,576)	7,539
NT Global Real Estate Fund	44,165	1,874	8,996	1,744	38,787	3,769	(301)	1,683
NT International Growth Fund	128,282	20,068	19,599	(19,481)	109,270	10,289	(151)	13,603
NT International Small-Mid Cap Fund	31,637	19,069	3,260	(6,056)	41,390	3,984	(441)	4,650
NT International Value Fund	94,013	6,876	33,939	(6,033)	60,917	6,650	(3,653)	2,269
NT Non-U.S. Intrinsic Value Fund	—	55,374	4,273	3,684	54,785	5,111	24	189
Inflation-Adjusted Bond Fund	43,065	2,891	6,588	515	39,883	3,489	(333)	598
NT Diversified Bond Fund	218,898	27,382	48,699	6,021	203,602	19,208	(2,328)	4,206
NT High Income Fund	54,566	4,198	8,143	(360)	50,261	5,176	(339)	2,442
Emerging Markets Debt Fund	32,175	2,244	5,457	849	29,811	2,934	(333)	1,127
Global Bond Fund	86,526	10,720	15,798	(820)	80,628	8,047	(466)	4,975
U.S. Government Money Market Fund	31,934	8,633	4,216	—	36,351	36,351	—	574
	$1,899,879	$347,555	$357,100	$(131,347)	$1,758,987	186,134	$9,280	$168,502
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2019

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.8%
NT Core Equity Plus Fund G Class	2,822,118	42,896,197
NT Disciplined Growth Fund G Class	2,243,341	27,839,864
NT Equity Growth Fund G Class	9,743,749	127,837,984
NT Growth Fund G Class	4,717,878	82,421,323
NT Heritage Fund G Class	2,405,544	30,574,467
NT Large Company Value Fund G Class	13,102,032	146,480,714
NT Mid Cap Value Fund G Class	5,397,704	65,690,059
NT Small Company Fund G Class	3,722,243	30,708,504
		554,449,112
Domestic Fixed Income Funds — 33.7%
Inflation-Adjusted Bond Fund G Class	4,226,151	48,304,901
NT Diversified Bond Fund G Class	30,406,266	322,306,419
NT High Income Fund G Class	5,590,911	54,287,743
Short Duration Inflation Protection Bond Fund G Class	10,968,373	112,425,819
		537,324,882
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	1,786,140	18,147,187
Global Bond Fund G Class	12,451,503	124,764,060
International Bond Fund G Class	2,750,025	35,172,818
		178,084,065
International Equity Funds — 10.4%
NT Global Real Estate Fund G Class	1,568,538	16,140,254
NT International Growth Fund G Class	6,303,813	66,946,495
NT International Small-Mid Cap Fund G Class	778,062	8,084,069
NT International Value Fund G Class	8,237,744	75,457,731
		166,628,549
Money Market Funds — 9.9%
U.S. Government Money Market Fund G Class	158,420,793	158,420,793
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,402,643,358)		1,594,907,401
OTHER ASSETS AND LIABILITIES†		(1,844)
TOTAL NET ASSETS — 100.0%		$1,594,905,557

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$49,848	$10,803	$10,377	$(7,378)	$42,896	2,822	$2,014	$6,532
NT Disciplined Growth Fund	24,529	10,043	5,264	(1,468)	27,840	2,243	10	3,343
NT Equity Growth Fund	164,331	35,472	50,955	(21,010)	127,838	9,744	7,923	16,673
NT Growth Fund	72,987	35,582	21,580	(4,568)	82,421	4,718	(388)	13,427
NT Heritage Fund	36,491	10,595	10,563	(5,949)	30,574	2,406	2,557	6,859
NT Large Company Value Fund	156,979	27,869	29,376	(8,991)	146,481	13,102	1,073	13,223
NT Mid Cap Value Fund	74,732	18,076	17,993	(9,125)	65,690	5,398	886	8,585
NT Small Company Fund	32,646	9,785	5,945	(5,777)	30,709	3,722	(391)	4,383
Inflation-Adjusted Bond Fund	57,124	737	10,208	652	48,305	4,226	(504)	737
NT Diversified Bond Fund	380,739	23,941	92,753	10,379	322,306	30,406	(4,481)	6,993
NT High Income Fund	63,808	3,333	12,519	(334)	54,288	5,591	(438)	2,747
Short Duration Inflation Protection Bond Fund	133,400	4,441	26,183	768	112,426	10,968	(419)	2,142
Emerging Markets Debt Fund	21,525	713	4,676	585	18,147	1,786	(263)	713
Global Bond Fund	148,468	9,997	31,842	(1,859)	124,764	12,452	(91)	7,862
International Bond Fund	42,040	891	7,000	(758)	35,173	2,750	6	764
NT Global Real Estate Fund	16,663	1,920	3,249	806	16,140	1,569	(41)	706
NT International Growth Fund	73,983	17,986	13,869	(11,154)	66,946	6,304	(60)	8,476
NT International Small-Mid Cap Fund	—	8,530	650	204	8,084	778	(25)	902
NT International Value Fund	36,930	46,459	6,486	(1,445)	75,458	8,238	(715)	2,904
U.S. Government Money Market Fund	176,321	9,690	27,590	—	158,421	158,421	—	2,753
	$1,763,544	$286,863	$389,078	$(66,422)	$1,594,907	287,644	$6,653	$110,724
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2019

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.5%
Core Equity Plus Fund Investor Class	793,085	11,737,662
Equity Growth Fund Investor Class	1,171,379	37,238,133
Growth Fund Investor Class	1,105,644	38,266,326
Heritage Fund Investor Class	1,271,841	27,255,551
Large Company Value Fund Investor Class	3,758,972	38,454,279
Mid Cap Value Fund Investor Class	1,575,521	25,113,810
NT Disciplined Growth Fund Investor Class	976,013	12,053,766
Small Company Fund Investor Class	1,064,925	14,493,629
		204,613,156
International Equity Funds — 34.5%
Emerging Markets Fund Investor Class	2,195,339	24,521,931
International Growth Fund Investor Class	2,572,303	29,967,335
NT Global Real Estate Fund Investor Class	897,152	9,204,778
NT International Small-Mid Cap Fund Investor Class	1,540,949	15,918,003
NT International Value Fund Investor Class	1,132,884	10,331,906
NT Non-U.S. Intrinsic Value Fund Investor Class	1,674,182	17,830,039
		107,773,992
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $231,640,413)		312,387,148
OTHER ASSETS AND LIABILITIES†		7
TOTAL NET ASSETS — 100.0%		$312,387,155

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$15,703	$1,059	$3,097	$(1,927)	$11,738	793	$799	$1,059
Equity Growth Fund	38,349	4,630	3,155	(2,586)	37,238	1,171	(192)	3,867
Growth Fund	42,503	5,325	6,044	(3,518)	38,266	1,106	2,381	3,651
Heritage Fund	29,061	4,846	4,727	(1,925)	27,255	1,272	139	4,612
Large Company Value Fund	36,090	5,530	2,591	(575)	38,454	3,759	(14)	1,822
Mid Cap Value Fund	26,009	2,731	1,018	(2,608)	25,114	1,576	(80)	2,614
NT Disciplined Growth Fund	13,347	1,283	1,458	(1,118)	12,054	976	294	1,283
Small Company Fund	17,971	2,896	3,509	(2,864)	14,494	1,065	(79)	1,543
Emerging Markets Fund	22,992	3,882	2,426	74	24,522	2,195	(251)	105
International Growth Fund	33,609	2,941	2,574	(4,009)	29,967	2,572	(203)	2,759
NT Global Real Estate Fund	10,049	286	1,558	428	9,205	897	(44)	285
NT International Small-Mid Cap Fund	9,679	8,244	330	(1,675)	15,918	1,541	(99)	1,523
NT International Value Fund	27,539	368	16,661	(914)	10,332	1,133	(1,944)	268
NT Non-U.S. Intrinsic Value Fund	—	17,317	578	1,091	17,830	1,674	(17)	76
	$322,901	$61,338	$49,726	$(22,126)	$312,387	21,730	$690	$25,467

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2019

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.2%
Core Equity Plus Fund Investor Class	3,248,570	48,078,841
Equity Growth Fund Investor Class	4,673,548	148,572,085
Growth Fund Investor Class	3,829,489	132,538,631
Heritage Fund Investor Class	4,509,445	96,637,402
Large Company Value Fund Investor Class	15,582,088	159,404,758
Mid Cap Value Fund Investor Class	6,079,059	96,900,199
NT Disciplined Growth Fund Investor Class	3,097,883	38,258,860
Small Company Fund Investor Class	2,482,735	33,790,026
		754,180,802
International Equity Funds — 23.6%
Emerging Markets Fund Investor Class	5,820,939	65,019,884
International Growth Fund Investor Class	7,601,508	88,557,566
NT Global Real Estate Fund Investor Class	3,251,444	33,359,813
NT International Small-Mid Cap Fund Investor Class	3,375,574	34,869,681
NT International Value Fund Investor Class	4,813,382	43,898,044
NT Non-U.S. Intrinsic Value Fund Investor Class	4,804,649	51,169,507
		316,874,495
Domestic Fixed Income Funds — 15.0%
Diversified Bond Fund Investor Class	8,489,426	89,903,026
Inflation-Adjusted Bond Fund Investor Class	3,351,135	38,269,960
NT High Income Fund Investor Class	6,180,676	60,014,364
Short Duration Inflation Protection Bond Fund Investor Class	1,241,626	12,602,501
		200,789,851
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,923,905	19,546,871
Global Bond Fund Investor Class	3,857,870	38,424,382
		57,971,253
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	12,410,121	12,410,121
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,095,945,352)		1,342,226,522
OTHER ASSETS AND LIABILITIES†		(701)
TOTAL NET ASSETS — 100.0%		$1,342,225,821

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$62,741	$5,319	$14,103	$(5,878)	$48,079	3,249	$1,404	$4,391
Equity Growth Fund	132,232	45,867	21,879	(7,648)	148,572	4,674	(2,937)	16,070
Growth Fund	154,773	17,932	30,603	(9,563)	132,539	3,829	5,903	12,728
Heritage Fund	105,468	20,854	23,344	(6,341)	96,637	4,509	311	16,890
Large Company Value Fund	122,952	44,938	7,852	(633)	159,405	15,582	(89)	7,664
Mid Cap Value Fund	76,478	33,602	6,136	(7,044)	96,900	6,079	(903)	10,114
NT Disciplined Growth Fund	42,945	5,186	6,469	(3,403)	38,259	3,098	914	4,179
Small Company Fund	21,164	28,745	11,603	(4,516)	33,790	2,483	556	4,103
Emerging Markets Fund	83,162	15,730	29,928	(3,944)	65,020	5,821	947	275
International Growth Fund	118,004	14,244	28,916	(14,774)	88,558	7,602	(841)	8,432
NT Global Real Estate Fund	41,072	2,631	12,199	1,856	33,360	3,251	(274)	1,096
NT International Small-Mid Cap Fund	27,700	14,375	2,509	(4,696)	34,870	3,376	(558)	3,382
NT International Value Fund	84,621	4,792	41,752	(3,763)	43,898	4,813	(4,710)	1,105
NT Non-U.S. Intrinsic Value Fund	—	49,412	1,446	3,204	51,170	4,805	(51)	213
Diversified Bond Fund	94,530	6,151	12,921	2,143	89,903	8,489	(585)	1,602
Inflation-Adjusted Bond Fund	40,994	1,713	4,886	449	38,270	3,351	(313)	498
NT High Income Fund	62,251	4,081	5,884	(434)	60,014	6,181	(332)	2,554
Short Duration Inflation Protection Bond Fund	13,641	505	1,590	46	12,602	1,242	(29)	213
Emerging Markets Debt Fund	19,929	1,089	1,973	502	19,547	1,924	(127)	592
Global Bond Fund	40,917	3,371	5,530	(334)	38,424	3,858	(261)	2,183
U.S. Government Money Market Fund	13,670	500	1,760	—	12,410	12,410	—	177
	$1,359,244	$321,037	$273,283	$(64,771)	$1,342,227	110,626	$(1,975)	$98,461

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2019

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.6%
Core Equity Plus Fund Investor Class	4,346,512	64,328,376
Equity Growth Fund Investor Class	6,075,204	193,130,734
Growth Fund Investor Class	3,961,400	137,104,041
Heritage Fund Investor Class	4,801,353	102,893,000
Large Company Value Fund Investor Class	16,203,859	165,765,481
Mid Cap Value Fund Investor Class	7,466,690	119,019,037
NT Disciplined Growth Fund Investor Class	3,287,360	40,598,892
Small Company Fund Investor Class	3,186,826	43,372,695
		866,212,256
Domestic Fixed Income Funds — 22.1%
Diversified Bond Fund Investor Class	24,873,309	263,408,347
Inflation-Adjusted Bond Fund Investor Class	7,995,890	91,313,064
NT High Income Fund Investor Class	4,914,843	47,723,121
Short Duration Inflation Protection Bond Fund Investor Class	1,825,702	18,530,878
		420,975,410
International Equity Funds — 19.7%
Emerging Markets Fund Investor Class	6,057,436	67,661,561
International Growth Fund Investor Class	9,531,764	111,045,045
NT Global Real Estate Fund Investor Class	3,904,535	40,060,530
NT International Small-Mid Cap Fund Investor Class	3,947,236	40,774,952
NT International Value Fund Investor Class	7,314,968	66,712,508
NT Non-U.S. Intrinsic Value Fund Investor Class	4,558,394	48,546,901
		374,801,497
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund Investor Class	3,778,478	38,389,338
Global Bond Fund Investor Class	9,206,761	91,699,343
International Bond Fund Investor Class	2,905,887	36,817,590
		166,906,271
Money Market Funds — 3.8%
U.S. Government Money Market Fund Investor Class	71,617,031	71,617,031
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,596,373,897)		1,900,512,465
OTHER ASSETS AND LIABILITIES†		(2,387)
TOTAL NET ASSETS — 100.0%		$1,900,510,078

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$81,871	$5,798	$16,096	$(7,245)	$64,328	4,347	$1,337	$5,799
Equity Growth Fund	214,122	25,524	31,107	(15,408)	193,131	6,075	(693)	21,396
Growth Fund	154,281	15,720	23,438	(9,459)	137,104	3,961	5,405	13,437
Heritage Fund	103,407	17,207	10,997	(6,724)	102,893	4,801	348	17,157
Large Company Value Fund	156,707	17,531	5,684	(2,789)	165,765	16,204	64	8,126
Mid Cap Value Fund	105,931	24,322	—	(11,234)	119,019	7,467	—	12,349
NT Disciplined Growth Fund	42,021	4,322	2,643	(3,101)	40,599	3,287	433	4,322
Small Company Fund	25,498	30,570	6,984	(5,711)	43,373	3,187	723	4,863
Diversified Bond Fund	281,692	8,823	33,268	6,161	263,408	24,873	(1,637)	4,720
Inflation-Adjusted Bond Fund	95,916	1,176	6,976	1,197	91,313	7,996	(812)	1,175
NT High Income Fund	48,682	2,025	2,503	(481)	47,723	4,915	(122)	2,024
Short Duration Inflation Protection Bond Fund	19,161	303	990	57	18,531	1,826	(16)	302
Emerging Markets Fund	72,528	7,751	12,228	(389)	67,662	6,057	(594)	293
International Growth Fund	131,921	10,785	15,155	(16,506)	111,045	9,532	(652)	10,120
NT Global Real Estate Fund	38,828	1,243	1,817	1,807	40,061	3,905	(38)	1,242
NT International Small-Mid Cap Fund	31,020	15,643	—	(5,888)	40,775	3,947	—	3,850
NT International Value Fund	104,237	1,928	33,233	(6,219)	66,713	7,315	(3,819)	1,700
NT Non-U.S. Intrinsic Value Fund	—	45,576	—	2,971	48,547	4,558	—	202
Emerging Markets Debt Fund	37,332	1,136	914	835	38,389	3,778	(57)	1,136
Global Bond Fund	95,733	5,105	8,123	(1,016)	91,699	9,207	(281)	5,105
International Bond Fund	37,884	511	1,121	(457)	36,817	2,906	(102)	511
U.S. Government Money Market Fund	77,378	1,009	6,770	—	71,617	71,617	—	1,010
	$1,956,150	$244,008	$220,047	$(79,599)	$1,900,512	211,761	$(513)	$120,839

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2019

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.4%
Diversified Bond Fund Investor Class	23,635,144	250,296,177
Inflation-Adjusted Bond Fund Investor Class	7,635,617	87,198,744
NT High Income Fund Investor Class	2,647,451	25,706,753
Short Duration Inflation Protection Bond Fund Investor Class	6,129,369	62,213,095
		425,414,769
Domestic Equity Funds — 33.8%
Core Equity Plus Fund Investor Class	1,988,078	29,423,556
Equity Growth Fund Investor Class	2,869,377	91,217,506
Growth Fund Investor Class	2,040,701	70,628,651
Heritage Fund Investor Class	1,665,907	35,700,377
Large Company Value Fund Investor Class	8,676,431	88,759,894
Mid Cap Value Fund Investor Class	4,387,807	69,941,648
NT Disciplined Growth Fund Investor Class	1,626,350	20,085,417
Small Company Fund Investor Class	983,799	13,389,500
		419,146,549
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund Investor Class	2,512,046	25,522,384
Global Bond Fund Investor Class	8,743,232	87,082,596
International Bond Fund Investor Class	5,339,114	67,646,573
		180,251,553
International Equity Funds — 11.3%
International Growth Fund Investor Class	4,387,670	51,116,353
NT Global Real Estate Fund Investor Class	1,869,510	19,181,168
NT International Small-Mid Cap Fund Investor Class	1,323,378	13,670,490
NT International Value Fund Investor Class	6,196,688	56,513,793
		140,481,804
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	73,246,915	73,246,915
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,103,118,293)		1,238,541,590
OTHER ASSETS AND LIABILITIES†		(479)
TOTAL NET ASSETS — 100.0%		$1,238,541,111

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$265,907	$5,030	$26,326	$5,685	$250,296	23,635	$(1,280)	$4,483
Inflation-Adjusted Bond Fund	90,215	1,113	5,008	879	87,199	7,636	(472)	1,114
NT High Income Fund	25,565	1,077	675	(260)	25,707	2,647	(35)	1,077
Short Duration Inflation Protection Bond Fund	63,994	1,018	2,987	188	62,213	6,129	(52)	1,018
Core Equity Plus Fund	27,268	4,763	567	(2,040)	29,424	1,988	(36)	2,702
Equity Growth Fund	82,384	35,441	21,438	(5,169)	91,218	2,869	(2,022)	10,961
Growth Fund	71,813	8,043	6,455	(2,772)	70,629	2,041	869	6,941
Heritage Fund	43,797	6,355	11,267	(3,185)	35,700	1,666	228	6,354
Large Company Value Fund	84,314	14,931	8,996	(1,489)	88,760	8,676	59	4,646
Mid Cap Value Fund	76,907	7,671	7,141	(7,495)	69,942	4,388	(605)	7,639
NT Disciplined Growth Fund	20,795	2,183	1,395	(1,498)	20,085	1,626	134	2,182
Small Company Fund	15,122	7,468	6,925	(2,276)	13,389	984	(338)	1,966
Emerging Markets Debt Fund	24,634	757	417	548	25,522	2,512	(14)	757
Global Bond Fund	89,715	4,866	6,506	(992)	87,083	8,743	(234)	4,866
International Bond Fund	69,538	1,863	3,023	(731)	67,647	5,339	(325)	945
International Growth Fund	79,340	5,825	24,499	(9,550)	51,116	4,388	(436)	4,943
NT Global Real Estate Fund	25,790	622	8,223	992	19,181	1,870	(141)	622
NT International Small-Mid Cap Fund	13,604	2,762	—	(2,696)	13,670	1,323	—	1,291
NT International Value Fund	54,341	18,015	12,993	(2,849)	56,514	6,197	(903)	1,486
U.S. Government Money Market Fund	76,900	1,019	4,672	—	73,247	73,247	—	1,018
	$1,301,943	$130,822	$159,513	$(34,710)	$1,238,542	167,904	$(5,603)	$67,011

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
April 30, 2019

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.2%
NT Core Equity Plus Fund G Class	3,128,493	47,553,092
NT Disciplined Growth Fund G Class	2,525,093	31,336,410
NT Equity Growth Fund G Class	10,787,206	141,528,146
NT Growth Fund G Class	5,300,679	92,602,864
NT Heritage Fund G Class	2,743,985	34,876,049
NT Large Company Value Fund G Class	14,446,924	161,516,614
NT Mid Cap Value Fund G Class	6,098,314	74,216,479
NT Small Company Fund G Class	4,169,085	34,394,955
		618,024,609
Domestic Fixed Income Funds — 33.3%
Inflation-Adjusted Bond Fund G Class	4,926,810	56,313,433
NT Diversified Bond Fund G Class	33,206,238	351,986,121
NT High Income Fund G Class	6,246,141	60,650,032
Short Duration Inflation Protection Bond Fund G Class	11,285,871	115,680,176
		584,629,762
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	2,079,139	21,124,055
Global Bond Fund G Class	13,585,757	136,129,282
International Bond Fund G Class	3,015,070	38,562,752
		195,816,089
International Equity Funds — 10.8%
NT Emerging Markets Fund G Class	169,311	1,919,987
NT Global Real Estate Fund G Class	1,769,370	18,206,822
NT International Growth Fund G Class	7,035,512	74,717,139
NT International Small-Mid Cap Fund G Class	952,377	9,895,200
NT International Value Fund G Class	8,996,483	82,407,784
NT Non-U.S. Intrinsic Value Fund G Class	149,384	1,601,396
		188,748,328
Money Market Funds — 9.5%
U.S. Government Money Market Fund G Class	167,444,783	167,444,783
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,574,906,002)		1,754,663,571
OTHER ASSETS AND LIABILITIES†		1,035
TOTAL NET ASSETS — 100.0%		$1,754,664,606

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$57,658	$10,655	$12,728	$(8,032)	$47,553	3,128	$1,725	$7,463
NT Disciplined Growth Fund	30,549	9,856	6,959	(2,110)	31,336	2,525	204	3,901
NT Equity Growth Fund	188,087	35,984	60,075	(22,468)	141,528	10,787	7,152	19,027
NT Growth Fund	88,785	37,747	26,918	(7,011)	92,603	5,301	711	15,664
NT Heritage Fund	49,057	11,669	17,731	(8,119)	34,876	2,744	3,746	8,151
NT Large Company Value Fund	181,248	27,849	37,962	(9,618)	161,517	14,447	102	15,018
NT Mid Cap Value Fund	90,992	19,321	25,492	(10,605)	74,216	6,098	399	10,091
NT Small Company Fund	36,409	12,040	7,881	(6,173)	34,395	4,169	(829)	5,040
Inflation-Adjusted Bond Fund	73,637	915	19,244	1,007	56,315	4,927	(893)	903
NT Diversified Bond Fund	431,473	28,225	119,822	12,110	351,986	33,206	(5,640)	7,783
NT High Income Fund	75,746	3,143	17,885	(354)	60,650	6,246	(561)	3,143
Short Duration Inflation Protection Bond Fund	135,237	8,284	28,629	788	115,680	11,286	(472)	2,241
Emerging Markets Debt Fund	27,851	877	8,416	812	21,124	2,079	(469)	877
Global Bond Fund	168,189	10,707	41,000	(1,767)	136,129	13,586	(584)	8,849
International Bond Fund	47,823	1,010	9,321	(949)	38,563	3,015	89	861
NT Emerging Markets Fund	7,157	312	3,173	(2,376)	1,920	169	1,690	186
NT Global Real Estate Fund	20,844	1,448	4,956	871	18,207	1,769	(60)	832
NT International Growth Fund	84,316	17,271	14,201	(12,669)	74,717	7,036	(256)	9,805
NT International Small-Mid Cap Fund	1,976	9,824	1,711	(194)	9,895	952	(22)	1,191
NT International Value Fund	46,694	47,295	9,492	(2,089)	82,408	8,996	(1,001)	3,282
NT Non-U.S. Intrinsic Value Fund	—	1,965	472	108	1,601	149	24	7
U.S. Government Money Market Fund	187,714	11,062	31,331	—	167,445	167,445	—	2,917
	$2,031,442	$307,459	$505,399	$(78,838)	$1,754,664	310,060	$5,055	$127,232
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2019

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.2%
NT Core Equity Plus Fund G Class	4,488,081	68,218,838
NT Disciplined Growth Fund G Class	4,269,505	52,984,558
NT Equity Growth Fund G Class	15,406,335	202,131,119
NT Growth Fund G Class	8,885,836	155,235,554
NT Heritage Fund G Class	6,081,206	77,292,130
NT Large Company Value Fund G Class	20,192,173	225,748,493
NT Mid Cap Value Fund G Class	10,780,372	131,197,130
NT Small Company Fund G Class	6,481,797	53,474,822
		966,282,644
Domestic Fixed Income Funds — 28.1%
Inflation-Adjusted Bond Fund G Class	9,074,504	103,721,585
NT Diversified Bond Fund G Class	39,158,753	415,082,783
NT High Income Fund G Class	9,528,408	92,520,845
Short Duration Inflation Protection Bond Fund G Class	4,773,452	48,927,882
		660,253,095
International Equity Funds — 15.2%
NT Emerging Markets Fund G Class	4,048,875	45,914,246
NT Global Real Estate Fund G Class	3,364,136	34,616,959
NT International Growth Fund G Class	11,087,875	117,753,229
NT International Small-Mid Cap Fund G Class	3,060,213	31,795,609
NT International Value Fund G Class	10,491,485	96,102,003
NT Non-U.S. Intrinsic Value Fund G Class	2,904,209	31,133,115
		357,315,161
International Fixed Income Funds — 10.6%
Emerging Markets Debt Fund G Class	4,589,133	46,625,588
Global Bond Fund G Class	16,038,538	160,706,153
International Bond Fund G Class	3,210,872	41,067,053
		248,398,794
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	115,960,639	115,960,639
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,118,708,304)		2,348,210,333
OTHER ASSETS AND LIABILITIES†		812
TOTAL NET ASSETS — 100.0%		$2,348,211,145

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$74,856	$11,952	$9,490	$(9,099)	$68,219	4,488	$872	$10,087
NT Disciplined Growth Fund	59,053	8,814	9,796	(5,087)	52,984	4,270	1,684	6,187
NT Equity Growth Fund	229,344	40,229	45,821	(21,621)	202,131	15,406	3,039	25,685
NT Growth Fund	158,914	44,858	34,659	(13,877)	155,236	8,886	3,874	24,896
NT Heritage Fund	103,328	21,973	35,631	(12,378)	77,292	6,081	3,456	17,113
NT Large Company Value Fund	247,466	33,557	44,506	(10,769)	225,748	20,192	(1,781)	20,014
NT Mid Cap Value Fund	149,093	27,806	31,119	(14,583)	131,197	10,780	(1,982)	16,828
NT Small Company Fund	49,097	22,403	9,155	(8,870)	53,475	6,482	(619)	7,454
Inflation-Adjusted Bond Fund	117,118	5,678	21,177	2,103	103,722	9,075	(1,656)	1,557
NT Diversified Bond Fund	469,601	49,818	117,748	13,412	415,083	39,159	(5,849)	8,775
NT High Income Fund	107,032	5,313	19,150	(674)	92,521	9,528	(543)	4,590
Short Duration Inflation Protection Bond Fund	49,134	7,372	7,895	317	48,928	4,773	(167)	898
NT Emerging Markets Fund	57,187	7,304	13,176	(5,401)	45,914	4,049	232	3,709
NT Global Real Estate Fund	39,336	2,098	8,453	1,636	34,617	3,364	(162)	1,508
NT International Growth Fund	127,931	24,917	16,495	(18,600)	117,753	11,088	(700)	14,669
NT International Small-Mid Cap Fund	18,160	20,555	3,706	(3,214)	31,795	3,060	(201)	3,595
NT International Value Fund	91,224	18,855	6,477	(7,500)	96,102	10,491	(661)	3,613
NT Non-U.S. Intrinsic Value Fund	—	30,849	1,815	2,099	31,133	2,904	37	109
Emerging Markets Debt Fund	55,687	1,832	12,415	1,522	46,626	4,589	(721)	1,821
Global Bond Fund	183,159	17,561	38,710	(1,304)	160,706	16,039	(1,233)	9,967
International Bond Fund	42,435	5,841	6,591	(618)	41,067	3,211	(116)	854
U.S. Government Money Market Fund	127,418	9,507	20,964	—	115,961	115,961	—	1,991
	$2,556,573	$419,092	$514,949	$(112,506)	$2,348,210	313,876	$(3,197)	$185,920
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2019

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.8%
NT Core Equity Plus Fund G Class	3,628,805	55,157,832
NT Disciplined Growth Fund G Class	3,817,135	47,370,640
NT Equity Growth Fund G Class	12,617,775	165,545,215
NT Growth Fund G Class	8,015,870	140,037,254
NT Heritage Fund G Class	7,655,687	97,303,779
NT Large Company Value Fund G Class	16,859,077	188,484,480
NT Mid Cap Value Fund G Class	9,814,657	119,444,372
NT Small Company Fund G Class	5,824,143	48,049,181
		861,392,753
International Equity Funds — 20.8%
NT Emerging Markets Fund G Class	7,858,768	89,118,435
NT Global Real Estate Fund G Class	3,585,382	36,893,585
NT International Growth Fund G Class	9,633,182	102,304,394
NT International Small-Mid Cap Fund G Class	3,720,925	38,660,411
NT International Value Fund G Class	6,850,469	62,750,292
NT Non-U.S. Intrinsic Value Fund G Class	4,323,678	46,349,828
		376,076,945
Domestic Fixed Income Funds — 19.5%
Inflation-Adjusted Bond Fund G Class	4,202,151	48,030,588
NT Diversified Bond Fund G Class	22,879,637	242,524,155
NT High Income Fund G Class	6,212,207	60,320,534
		350,875,277
International Fixed Income Funds — 7.3%
Emerging Markets Debt Fund G Class	3,535,589	35,921,588
Global Bond Fund G Class	9,621,209	96,404,518
		132,326,106
Money Market Funds — 4.6%
U.S. Government Money Market Fund G Class	82,549,753	82,549,753
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,616,087,802)		1,803,220,834
OTHER ASSETS AND LIABILITIES†		1,979
TOTAL NET ASSETS — 100.0%		$1,803,222,813

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$63,007	$9,464	$9,537	$(7,776)	$55,158	3,629	$1,113	$8,138
NT Disciplined Growth Fund	58,781	7,610	12,887	(6,133)	47,371	3,817	2,852	5,469
NT Equity Growth Fund	184,257	29,985	31,730	(16,967)	165,545	12,618	2,558	20,684
NT Growth Fund	174,636	30,804	44,823	(20,580)	140,037	8,016	10,673	22,002
NT Heritage Fund	98,589	31,718	23,650	(9,353)	97,304	7,656	(228)	21,112
NT Large Company Value Fund	217,223	25,487	44,923	(9,303)	188,484	16,859	(1,264)	16,560
NT Mid Cap Value Fund	118,051	32,377	19,090	(11,894)	119,444	9,815	(1,383)	14,988
NT Small Company Fund	61,016	12,581	15,932	(9,616)	48,049	5,824	(1,238)	6,675
NT Emerging Markets Fund	63,968	38,089	9,470	(3,469)	89,118	7,859	(1,377)	6,987
NT Global Real Estate Fund	39,687	2,269	6,685	1,623	36,894	3,585	(142)	1,561
NT International Growth Fund	123,853	19,040	22,022	(18,567)	102,304	9,633	123	12,524
NT International Small-Mid Cap Fund	25,707	21,272	3,590	(4,729)	38,660	3,721	(360)	4,328
NT International Value Fund	90,393	7,153	28,734	(6,062)	62,750	6,850	(3,157)	2,296
NT Non-U.S. Intrinsic Value Fund	—	45,710	2,459	3,099	46,350	4,324	41	157
Inflation-Adjusted Bond Fund	51,895	3,438	7,904	602	48,031	4,202	(358)	705
NT Diversified Bond Fund	262,641	35,516	63,166	7,533	242,524	22,880	(3,112)	4,999
NT High Income Fund	65,822	5,117	10,207	(411)	60,321	6,212	(343)	2,896
Emerging Markets Debt Fund	38,776	2,648	6,517	1,015	35,922	3,536	(385)	1,340
Global Bond Fund	104,874	12,277	19,896	(850)	96,405	9,621	(618)	5,863
U.S. Government Money Market Fund	80,412	13,128	10,990	—	82,550	82,550	—	1,339
	$1,923,588	$385,683	$394,212	$(111,838)	$1,803,221	233,207	$3,395	$160,623
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2019

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.0%
NT Core Equity Plus Fund G Class	2,760,532	41,960,086
NT Disciplined Growth Fund G Class	2,887,486	35,833,697
NT Equity Growth Fund G Class	9,574,661	125,619,554
NT Growth Fund G Class	6,081,300	106,240,313
NT Heritage Fund G Class	5,806,329	73,798,443
NT Large Company Value Fund G Class	12,786,610	142,954,295
NT Mid Cap Value Fund G Class	7,455,423	90,732,497
NT Small Company Fund G Class	4,454,312	36,748,073
		653,886,958
International Equity Funds — 24.4%
NT Emerging Markets Fund G Class	5,956,233	67,543,677
NT Global Real Estate Fund G Class	2,745,702	28,253,279
NT International Growth Fund G Class	7,288,534	77,404,231
NT International Small-Mid Cap Fund G Class	2,811,651	29,213,051
NT International Value Fund G Class	4,401,213	40,315,111
NT Non-U.S. Intrinsic Value Fund G Class	3,954,322	42,390,329
		285,119,678
Domestic Fixed Income Funds — 14.2%
Inflation-Adjusted Bond Fund G Class	1,986,795	22,709,068
NT Diversified Bond Fund G Class	10,802,535	114,506,870
NT High Income Fund G Class	2,925,297	28,404,636
		165,620,574
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,670,619	16,973,486
Global Bond Fund G Class	4,539,508	45,485,872
		62,459,358
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,050,405,273)		1,167,086,568
OTHER ASSETS AND LIABILITIES†		1,046
TOTAL NET ASSETS — 100.0%		$1,167,087,614

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$56,551	$7,174	$14,449	$(7,316)	$41,960	2,761	$1,866	$6,011
NT Disciplined Growth Fund	41,034	5,410	6,753	(3,857)	35,834	2,887	1,592	4,048
NT Equity Growth Fund	127,349	27,624	18,682	(10,671)	125,620	9,575	565	15,267
NT Growth Fund	128,831	24,408	32,826	(14,173)	106,240	6,081	6,964	16,302
NT Heritage Fund	80,861	19,819	18,940	(7,942)	73,798	5,806	525	15,617
NT Large Company Value Fund	164,027	20,923	34,959	(7,037)	142,954	12,787	(791)	12,266
NT Mid Cap Value Fund	87,705	25,257	13,344	(8,885)	90,733	7,455	(937)	11,095
NT Small Company Fund	38,558	10,723	5,792	(6,741)	36,748	4,454	(207)	4,889
NT Emerging Markets Fund	63,406	19,808	12,007	(3,663)	67,544	5,956	(1,647)	5,159
NT Global Real Estate Fund	31,407	2,768	7,160	1,238	28,253	2,746	(178)	1,155
NT International Growth Fund	83,648	17,385	11,890	(11,739)	77,404	7,289	(827)	9,310
NT International Small-Mid Cap Fund	23,761	12,018	1,963	(4,603)	29,213	2,812	(392)	3,179
NT International Value Fund	63,482	6,300	25,688	(3,779)	40,315	4,401	(2,692)	1,448
NT Non-U.S. Intrinsic Value Fund	—	42,519	2,952	2,823	42,390	3,954	3	139
Inflation-Adjusted Bond Fund	23,008	3,109	3,698	290	22,709	1,987	(170)	324
NT Diversified Bond Fund	118,336	21,441	28,714	3,444	114,507	10,803	(1,396)	2,299
NT High Income Fund	29,137	3,758	4,317	(173)	28,405	2,925	(187)	1,332
Emerging Markets Debt Fund	17,159	2,387	3,043	471	16,974	1,671	(182)	615
Global Bond Fund	46,614	8,094	8,778	(444)	45,486	4,540	(226)	2,702
	$1,224,874	$280,925	$255,955	$(82,757)	$1,167,087	100,890	$1,683	$113,157
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2019

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.6%
NT Core Equity Plus Fund G Class	1,675,288	25,464,381
NT Disciplined Growth Fund G Class	1,741,616	21,613,452
NT Equity Growth Fund G Class	5,799,780	76,093,110
NT Growth Fund G Class	3,682,017	64,324,843
NT Heritage Fund G Class	3,509,254	44,602,622
NT Large Company Value Fund G Class	7,779,831	86,978,516
NT Mid Cap Value Fund G Class	4,513,430	54,928,440
NT Small Company Fund G Class	2,687,822	22,174,536
		396,179,900
International Equity Funds — 25.3%
NT Emerging Markets Fund G Class	3,638,612	41,261,862
NT Global Real Estate Fund G Class	1,672,187	17,206,804
NT International Growth Fund G Class	4,438,646	47,138,417
NT International Small-Mid Cap Fund G Class	1,701,880	17,682,529
NT International Value Fund G Class	2,617,024	23,971,941
NT Non-U.S. Intrinsic Value Fund G Class	2,481,646	26,603,249
		173,864,802
Domestic Fixed Income Funds — 12.4%
Inflation-Adjusted Bond Fund G Class	1,021,262	11,673,022
NT Diversified Bond Fund G Class	5,571,931	59,062,470
NT High Income Fund G Class	1,509,099	14,653,354
		85,388,846
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	857,890	8,716,165
Global Bond Fund G Class	2,345,924	23,506,162
		32,222,327
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $645,269,095)		687,655,875
OTHER ASSETS AND LIABILITIES†		1,035
TOTAL NET ASSETS — 100.0%		$687,656,910

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$31,171	$4,911	$6,990	$(3,628)	$25,464	1,675	$423	$3,612
NT Disciplined Growth Fund	23,354	3,917	3,893	(1,765)	21,613	1,742	378	2,429
NT Equity Growth Fund	71,678	21,366	11,550	(5,401)	76,093	5,800	(416)	9,158
NT Growth Fund	73,266	16,969	19,967	(5,943)	64,325	3,682	1,693	9,800
NT Heritage Fund	44,599	13,213	9,421	(3,788)	44,603	3,509	(658)	9,418
NT Large Company Value Fund	95,550	15,115	19,901	(3,785)	86,979	7,780	(926)	7,371
NT Mid Cap Value Fund	46,781	19,301	6,213	(4,941)	54,928	4,513	(595)	6,650
NT Small Company Fund	25,526	6,038	5,179	(4,210)	22,175	2,688	(517)	2,963
NT Emerging Markets Fund	42,791	10,577	9,963	(2,143)	41,262	3,639	(1,577)	3,103
NT Global Real Estate Fund	19,343	1,960	4,836	740	17,207	1,672	(105)	696
NT International Growth Fund	43,980	14,499	5,484	(5,857)	47,138	4,439	(859)	5,613
NT International Small-Mid Cap Fund	15,409	6,954	1,705	(2,975)	17,683	1,702	(340)	1,909
NT International Value Fund	37,253	5,282	16,466	(2,097)	23,972	2,617	(1,725)	846
NT Non-U.S. Intrinsic Value Fund	—	26,858	2,013	1,758	26,603	2,482	(8)	86
Inflation-Adjusted Bond Fund	11,440	1,662	1,562	133	11,673	1,021	(62)	165
NT Diversified Bond Fund	57,772	14,888	15,383	1,786	59,063	5,572	(711)	1,150
NT High Income Fund	14,331	2,470	2,067	(81)	14,653	1,509	(90)	670
Emerging Markets Debt Fund	8,544	1,373	1,432	231	8,716	858	(79)	311
Global Bond Fund	22,980	4,930	4,204	(200)	23,506	2,346	(135)	1,372
	$685,768	$192,283	$148,229	$(42,166)	$687,656	59,246	$(6,309)	$67,322
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2019

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.1%
NT Core Equity Plus Fund G Class	344,386	5,234,667
NT Disciplined Growth Fund G Class	358,258	4,445,981
NT Equity Growth Fund G Class	1,196,165	15,693,683
NT Growth Fund G Class	761,145	13,297,211
NT Heritage Fund G Class	723,443	9,194,961
NT Large Company Value Fund G Class	1,606,307	17,958,513
NT Mid Cap Value Fund G Class	929,654	11,313,884
NT Small Company Fund G Class	552,551	4,558,544
		81,697,444
International Equity Funds — 25.9%
NT Emerging Markets Fund G Class	749,074	8,494,504
NT Global Real Estate Fund G Class	344,091	3,540,697
NT International Growth Fund G Class	917,359	9,742,352
NT International Small-Mid Cap Fund G Class	352,926	3,666,899
NT International Value Fund G Class	529,605	4,851,178
NT Non-U.S. Intrinsic Value Fund G Class	521,363	5,589,012
		35,884,642
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	180,135	2,058,948
NT Diversified Bond Fund G Class	978,294	10,369,918
NT High Income Fund G Class	267,839	2,600,713
		15,029,579
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	153,250	1,557,023
Global Bond Fund G Class	412,916	4,137,420
		5,694,443
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $136,490,938)		138,306,108
OTHER ASSETS AND LIABILITIES†		(231)
TOTAL NET ASSETS — 100.0%		$138,305,877

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$4,098	$2,330	$823	$(370)	$5,235	344	$(51)	$597
NT Disciplined Growth Fund	3,148	1,828	433	(97)	4,446	358	(37)	402
NT Equity Growth Fund	9,783	6,987	451	(625)	15,694	1,196	(47)	1,529
NT Growth Fund	9,977	5,997	2,388	(289)	13,297	761	(139)	1,652
NT Heritage Fund	6,106	4,202	695	(418)	9,195	723	(106)	1,583
NT Large Company Value Fund	13,219	7,276	2,170	(366)	17,959	1,606	(111)	1,235
NT Mid Cap Value Fund	6,235	6,028	333	(616)	11,314	930	(33)	1,109
NT Small Company Fund	3,635	2,370	855	(592)	4,558	553	(121)	489
NT Emerging Markets Fund	5,897	3,965	1,215	(153)	8,494	749	(248)	525
NT Global Real Estate Fund	2,749	1,186	565	171	3,541	344	(5)	115
NT International Growth Fund	5,470	5,407	426	(709)	9,742	917	(76)	955
NT International Small-Mid Cap Fund	2,270	1,942	93	(452)	3,667	353	(26)	320
NT International Value Fund	5,081	2,580	2,629	(181)	4,851	530	(342)	139
NT Non-U.S. Intrinsic Value Fund	—	5,436	217	370	5,589	521	1	15
Inflation-Adjusted Bond Fund	1,378	734	78	25	2,059	180	(3)	23
NT Diversified Bond Fund	6,904	4,425	1,211	252	10,370	978	(52)	166
NT High Income Fund	1,734	982	113	(2)	2,601	268	(4)	99
Emerging Markets Debt Fund	1,040	554	72	35	1,557	153	(4)	46
Global Bond Fund	2,754	1,657	254	(20)	4,137	413	(6)	195
	$91,478	$65,886	$15,021	$(4,037)	$138,306	11,877	$(1,410)	$11,194
(1) Underlying fund investments represent G Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.